Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Payment Default and Modifications of Past Due (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest rate reduction
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 0	¥ 0	¥ 25
Interest rate reduction | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	25
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			3
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			18
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	4
Interest rate reduction | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Interest rate reduction | Corporate borrowers | Commercial, industrial and other companies | Overseas [Member]
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Term extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	8,142	0	212
Term extension | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	212
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Term extension | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	212
Term extension | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	8,142	0
Term extension | Corporate borrowers | Commercial, industrial and other companies | Overseas [Member]
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	8,142	0
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	8,142	0
Principal forgiveness
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0	1
Principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	1
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			1
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	0
Principal forgiveness | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Principal forgiveness | Corporate borrowers | Commercial, industrial and other companies | Overseas [Member]
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Combination - interest rate reduction and term extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	7,637	0
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		17	0
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		17	0
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	7,620
Combination - interest rate reduction and term extension | Corporate borrowers | Commercial, industrial and other companies | Overseas [Member]
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	7,620
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	7,620
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0	33
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	33
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			28
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	5
Combination - interest rate reduction and principal forgiveness | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Commercial, industrial and other companies | Overseas [Member]
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Combination - term extension and principal forgiveness
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0	9
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	9
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified			0
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0	¥ 9
Combination - term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Combination - term extension and principal forgiveness | Corporate borrowers | Commercial, industrial and other companies | Overseas [Member]
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 0	¥ 0